CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Income Statement [Abstract]
Revenue	$ 0	$ 17,225	$ 13,000	$ 34,450	$ 34,450	$ 0
Cost of goods sold					(27,692)	0
Gross Profit	0	17,225	7,116	34,450	6,758	0
Operating expenses
Security Service	194	0	389	0
Share based compensation	0	0	2,025	0
Advertising and Marketing	0	0	3,000	4,250	4,250	0
Contract labor	252,201	193,579	536,229	324,194	729,339	0
Depreciation and amortization	16,103	0	20,450	0
General and administrative expenses	12,287	8,806	14,528	12,593	31,027	19,821
Interest expense	7,227	4,643	19,611	9,002	14,651	0
Legal and accounting fees	44,921	49,281	99,706	61,882	64,237	22,111
Meals expenses	1,515	1,259	1,634	2,366
Office expenses	845	2,477	2,166	3,447
Professional fees	37,941	55,000	103,331	223,287	0	91,000
Payroll expenses	55,858	43,598	98,993	102,140	149,617	0
Payroll service fees	73	416	654	648
Rent	14,811	10,500	45,049	30,900	34,400	0
Travel expenses	15,002	17,127	18,911	49,988	50,106	0
Utilities	1,757	962	3,401	2,264
Vehicle expenses	67	134	67	440	440	0
Total Operating Expenses	460,802	387,782	970,144	827,401	1,078,067	132,932
Other Income
Interest income	996	26	1,000	68
Total Other Income	996	26	1,000	68
Loss from Operations	(459,806)	(370,531)	(962,028)	(792,883)	(1,071,309)	(132,932)
Net Loss	$ (459,806)	$ (370,531)	$ (962,028)	$ (792,883)	$ (1,071,309)	$ (132,932)